Leases - Schedule of Cash Flow Information Related to Operating Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Lease Cost [Abstract]
Cash payments for operating leases	$ 296	$ 246	$ 242
Operating leases weighted average remaining lease term (in years)	1 year 5 months 23 days
Operating leases weighted average discount rate	7.50%